Leasehold Improvements and Equipment	12 Months Ended
Dec. 31, 2024
Leasehold Improvements and Equipment [Abstract]
Leasehold improvements and Equipment

Note 6. Leasehold improvements and Equipment

At December 31, 2024 and 2023, leasehold improvements and equipment consisted of the following:

	As of December 31,
	2024	2023
Motor vehicles	$339,712	$465,111
Office equipment	86,746	26,462
Furniture and fittings	46,882	17,826
Computer		43,949
Warehouse equipment	108,661	111,397
Machinery equipment	67,269	2,699
Leasehold improvements	668,524	671,539
	1,317,794	1,338,983
Accumulated depreciation	(587,147)	(442,444)
Leasehold improvements and equipment, net of accumulated depreciation	$730,647	$896,539

The Company conducted an impairment assessment and concluded that the estimated recoverable amounts of its long-lived assets exceeded their carrying values. This conclusion was supported by the positive projected future cash flows and overall asset recoverability at the Group level. As a result, no impairment charge was recognized.

Depreciation expense of leasehold improvements and equipment for the years ended December 31, 2024, 2023 and 2022 was $513,794, $742,030 and $123,289, respectively, which were recognized under General administrative expenses.

During the years ended December 31, 2024, 2023 and 2022, the Company purchased assets of $347,902, $698,282 and $286,009,   respectively.

The motor vehicles with a net carrying amount of $171,221, $281,875 and $325,331 are held under finance lease arrangements for the years ended December 31, 2024, 2023 and 2022, respectively.